Note 2 - New Accounting Pronouncements	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]
NOTE
2
- NEW ACCOUNTING PRONOUNCEMENTS

In
May 2014,
the FASB issued ASU
2014
-
09
Revenue from Contracts with Clients (Topic
606
).  ASU
2014
-
09
was effective for public business entities for interim and annual reporting periods beginning after
December 15, 2017.
The Company adopted ASU
2014
-
09
and its related amendments on its required effective date of
January 1, 2018.
The scope of the guidance explicitly excludes net interest income as well as many other revenues for financial assets and liabilities including loans, leases, and securities.  The Company has performed an assessment of revenue streams that are within the scope of the standard and concluded that ASU
2014
-
09
did
not
materially change the method in which the Company currently recognizes revenue for these revenue streams.  The assessment did not
identify material changes to the timing of amount of revenue recognition as the Company's current practices are consistent with the standard.

In
January 2016,
the FASB issued ASU
2016
-
01,
Recognition and Measurement of Financial Assets and Liabilities.  This ASU addresses certain aspects of recognition, measurement, presentation, and disclosure of financial instruments by making targeted improvements to GAAP as follows: (
1
) require equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. However, an entity may
choose to measure equity investments that do
not
have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer; (
2
) simplify the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment. When a qualitative assessment indicates that impairment exists, an entity is required to measure the investment at fair value; (
3
) eliminate the requirement to disclose the fair value of financial instruments measured at amortized cost for entities that are not
public business entities; (
4
) eliminate the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet; (
5
) require public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes; (
6
) require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments; (
7
) require separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (that is, securities or loans receivable) on the balance sheet or the accompanying notes to the financial statements; and (
8
) clarify that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets. The adoption of ASU
No.
2016
-
01
on
January 1, 2018,
did
not
have a material impact on the Company’s consolidated financial statements.

In
February 2016,
the FASB issued ASU
2016
-
02,
Leases (Topic
842
). The ASU requires a lessee to recognize on the balance sheet assets and liabilities for leases with lease terms of more than
12
months. Consistent with current GAAP, the recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee primarily will depend on its classification as a finance or operating lease. Unlike prior GAAP, which required that only capital leases be recognized on the balance sheet, the ASC requires that both types of leases by recognized on the balance sheet. For public companies, this update is effective for interim and annual periods beginning after
December 15, 2018.
The adoption of ASU
No.
2016
-
02
effective
January 1, 2019
resulted in an increase to other assets and other liabilities of
$2,168,000
.
The Corporation chose the effective date as the date of initial application. Consequently, prior period financial information has not
been updated or restated.

In
June 2016,
the FASB issued ASU
2016
-
13,
Financial Instruments Credit Losses (Topic
326
): Measurement of Credit Losses on Financial Instruments. The ASU requires an organization to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Financial institutions and other organizations will now use forward-looking information to better inform their credit loss estimates. Many of the loss estimation techniques applied today will still be permitted, although the inputs to those techniques will change to reflect the full amount of expected credit losses. Organizations will continue to use judgment to determine which loss estimation method is appropriate for their circumstances. Additionally, the ASU amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. For public companies, this update will be effective for interim and annual periods beginning after
December 15, 2019.
Management has developed
four
different models for calculating the allowance  for loan losses under the requirements of ASU
2016
-
13
and are running them parallel to the Bank’s existing methodology throughout
2019.
Once management determines which method will be utilized, a
third
party will be contracted to perform a model validation prior to
December 31, 2019.
Management has
not
yet determined the expected impact the adoption of ASU
2016
-
13
will have on the consolidated financial statements.  On
October 16, 2019,
the FASB extended the implementation deadline until the fiscal year and interim periods beginning after
December 15, 2022.
Management will continue to monitor any new developments regarding this accounting standard.

In
January 2017,
the FASB issued ASU
2017
-
04,
Intangibles-Goodwill and Other (Topic
350
): Simplifying the Test for Goodwill Impairment. The guidance in this update eliminates the Step
2
from the goodwill impairment test. For public companies, this update will be effective for interim and annual periods beginning after
December 15, 2019,
with early adoption permitted for interim and annual goodwill impairment test with a measurement date after
January 1, 2017.
The Corporation does
not
expect the guidance to have a material impact on the consolidated financial statements but Management is still evaluating.

In
August 2017,
the FASB issued ASU
2017
-
12,
Derivatives and Hedging (Topic
815
): Targeted Improvements to Accounting for Hedging Activities. This ASU better aligns an entity’s risk management activities and financial reporting for hedging relationships through changes to both the designation and measurement guidance for qualifying hedging relationships and the presentation of hedge results. The amendments in this ASU are effective for the reporting periods after
December 15, 2018.
The Corporation adopted ASU
No.
2017
-
12
effective
January 1, 2019.
There was
no
significant impact to the consolidated financial statements as a result of the adoption of ASU
2017
-
12.

In
August 2018,
the FASB issued ASU
2018
-
13,
Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement.  This ASU eliminates, adds, and modifies certain disclosure requirements for estimated fair value measurements.  Among the changes, entities will no
longer be required to disclose the amount of and reasons for transfer between Level
1
and Level
2
of the estimated fair value hierarchy, but will be required to disclose the range and weighted-average used to develop significant unobservable inputs for Level
3
estimated fair value measurements.  ASU
2018
-
13
is effective for all entities for interim and annual reporting periods beginning after
December 15, 2019.
The revised disclosure requirements are
not
expected to have a material impact on the Company's consolidated financial statements, but Management is still evaluating.

In
April,
2109,
the FASB issued ASU
2019
-
04,
Codification Improvements to Topic
326,
Financial Instruments - Credit Losses, Topic
815,
Derivatives and Hedging, and Topic
825,
Financial Instruments, which affects a variety of topics in the Codification and applies to all reporting entities within the scope of the affected accounting guidance.  This update is not
expected to have a significant impact on the Company's consolidated financial statements.

In
December, 2019,
the FASB issued ASU
2019
-
12,
Income Taxes (Topic
740
), which simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic
740.
  The amendments also improve consistent application of and simplify GAAP for the areas of Topic
740
by clarifying and amending existing guidance.  This guidance is effective for fiscal years, and interim periods within those fiscal years beginning after
December 15, 2020.
Early adoption of the amendments is permitted, including adoption in any interim period for which financial statements have not
yet been issued.  The Company is currently reviewing the provisions of this new pronouncement, but does not
expect adoption of this guidance to have a material impact on the Company's consolidated financial statements.